SCHEDULE OF UNEVALUATED WELLS IN PROGRESS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021
Extractive Industries [Abstract]
Balance – beginning of year	$ 4,936,352	$ 5,868,137
Exploration costs	3,244,653
Development costs		114,424
Acquisition costs	106,843	303,500
Assignments/Reclassifications	(28,265)	(417,924)
Less: Impaired to the full cost pool	(5,014,930)	(931,785)	$ 100,014
Balance – end of year	$ 3,244,653	$ 4,936,352